Condensed Statements of Stockholders' Deficit (Unaudited) - 9 months ended Sep. 30, 2016 - USD ($)	Preferred Stock Series A	Common Stock Class A	Common Stock Class B	Common Stock Class A Shares to be Issued	Accumulated Deficit	Additional Paid-In Capital	Total
Beginning Balance, Amount at Dec. 31, 2015	$ 5,217,800	$ 10,801,942	$ 0	$ 22,000	$ 2,373,458	$ (20,312,136)	$ (1,896,936)
Beginning Balance, Shares at Dec. 31, 2015	2	708,068,385	0	1,122,311
Stock issued for cash, Amount		$ 875,000					875,000
Stock issued for cash, Shares		37,459,609
Grant warrants for services to related party					153,619		153,619
Grant warrants for services to related party					702,156		702,156
Warrants issued for services - related party					62,261		62,261
Exercise of warrants in exchange for stock, Amount		$ 1,071,973			(1,071,973)		0
Exercise of warrants in exchange for stock, Shares		22,412,600
Settlement of accounts payable with stock issuance, Amount		$ 296					296
Settlement of accounts payable with stock issuance, Shares		12,000
Net loss for the three months ended September 30, 2016						(2,161,512)	(2,161,512)
Ending Balance, Amount at Sep. 30, 2016	$ 5,217,800	$ 12,749,211	$ 0	$ 22,000	$ 2,219,520	$ (22,473,648)	$ (2,265,117)
Ending Balance, Shares at Sep. 30, 2016	2	767,952,594	0	1,122,311